Fair Value Measurements (Details) - EBP 037 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 334,933,947	$ 289,205,661
Enovis Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	763,614	481,990
ESAB Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	306,530	368,044
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	151,498,186	136,481,145
Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	182,365,617	151,874,482
Measured at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	182,365,617	151,874,482
Measured at Net Asset Value | Enovis Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Measured at Net Asset Value | ESAB Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Measured at Net Asset Value | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Measured at Net Asset Value | Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	182,365,617	151,874,482
Level One
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	152,568,330	137,331,179
Level One | Enovis Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	763,614	481,990
Level One | ESAB Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	306,530	368,044
Level One | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	151,498,186	136,481,145
Level One | Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level Two
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level Two | Enovis Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level Two | ESAB Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level Two | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level Two | Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level Three
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level Three | Enovis Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level Three | ESAB Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level Three | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level Three | Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 0	$ 0